Stockholders' Deficit (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Feb. 03, 2020	Sep. 10, 2019	Jul. 19, 2019	Jun. 24, 2019	Dec. 27, 2018	Apr. 14, 2016	May 31, 2019	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Feb. 06, 2020	Feb. 04, 2020	Aug. 31, 2019	Sep. 21, 2018	Sep. 20, 2018	Jan. 23, 2018	Jan. 22, 2018	Dec. 09, 2014
Reverse stock split				one-for-five hundred (1:500)
Common stock, par value				$ 0.001				$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000			100,000,000				1,000,000,000				1,000,000,000		1,000,000,000	100,000,000	1,000,000,000	1,000,000,000		4,000,000,000	400,000,000	400,000,000	100,000,000
Preferred stock, shares authorized								1,500,005				1,500,005		1,500,005	1,500,005								500,000
Preferred stock, par value								$ 0.01				$ 0.01		$ 0.01	$ 0.01
Common stock issued during period			20,000									17,343,368
Conversion price, decrease												$ 0.014
Conversion price, increase												$ 0.906
Conversion of principal and interest, aggregate amount												$ 922,754
Gain on extinguishment								$ (60,835)		$ (38,726)		(81,011)	$ (1,204,242)	$ (1,204,242)	$ (251,392)
Additional paid in capital								$ 48,879,086				$ 48,879,086		45,713,322	38,214,213
Common stock reserved for future issuances								49,501,507				49,501,507
Share issued price per share			$ 1.99
Proceeds from issuance of common stock			$ 39,800										1,031,979	1,100,380
Consulting expenses												39,800
Number of shares issued for services, value								$ 21,000	$ 39,800	$ 100,000	$ 69,000			169,000	$ 130,000
Number of restricted shares issued							78,000
Share based compensation arrangement by share based payment award options grant date fair value						$ 3,924,880
Share Based Compensation												$ 225,312
Warrants to purchase common stock		1,000,000
Warrant exercise price		$ 2.00
Warrant expiration date		Sep. 10, 2022
Fair value of warrants		$ 984,810
Share-based Payment Arrangement, Option [Member]
Granted exercise price												$ 76.37
Share Based Compensation							$ 62,155
Grant options to purchase												59,644
Exercise price							$ 4.65
Risk free rate							2.42%
Dividend yield							0.00%
Fair value term							10 years
Expected volatility							268.00%
Option granted value							$ 248,620
Restricted Stock Units (RSUs) [Member]
Number of restricted shares issued							117,000
Granted exercise price							$ 4.25
Share based compensation arrangement by share based payment award options grant date fair value							$ 497,240
Share Based Compensation												$ 163,157
Unrecognized restricted stock units expense												303,006
Restricted Stock [Member]
Unvested stock option recognized								176,106				176,106
Consultant [Member]
Share issued price per share					$ 10.00
Consulting expenses														$ 39,000
Number of shares issued for services					4,000
Number of shares issued for services, value					$ 39,000
Consultant [Member] | Engagement Agreement [Member]
Common stock, par value	$ 0.14
Consulting expenses	$ 21,000
Number of shares issued for services	150,000
Number of shares issued for services, value	$ 21,000
Chief Executive Officer [Member]
Common stock issued during period							58,500
Number of restricted shares issued							39,000
Granted exercise price						$ 3,750
Share based compensation arrangement by share based payment award options grant date fair value						$ 1,962,440
Grant options to purchase						572
Option Description							The total 58,500 options have a term of 10 years from the date of grant and exercise price ranging from $4.25 to $4.675 per share. 1/3rd of these options shall vest every successive one-year anniversary, provided, that on each such vesting date, the Chief Executive Officer and Chief Scientific Officer are employed by the Company and subject to the other provisions of the employment agreement. The 58,500 stock options were valued using a Black-Scholes model with the following assumptions: stock price at valuation date of $4.25 based on quoted trading price on date of grant, exercise price of $4.65, dividend yield of zero, years to maturity of 10.00, a risk free rate of 2.42%, and expected volatility 268% for a total value of $248,620.
Chief Executive Officer [Member] | Share-based Payment Arrangement, Option [Member]
Grant options to purchase							39,000
Chief Scientific Officer [Member] | Share-based Payment Arrangement, Option [Member]
Grant options to purchase							19,500
Common Stock [Member]
Amount recorded to equity								1,153,264				1,153,264
Embedded conversion option derivatives												211,000
Fair market value of shares issued value												446,950
Loss on extinguishment												227,510
Gain on extinguishment												(308,522)
Additional paid in capital								$ 383,186				$ 383,186
Common stock reserved for future issuances								449,501,507				449,501,507
Number of shares issued for services								150,000	20,000	10,000	6,000			16,000	1,938
Number of shares issued for services, value								$ 150	$ 20	$ 10	$ 6			$ 16	$ 2
First Warrant [Member]
Warrants to purchase common stock																		450,000
Warrant exercise price																		$ 2.25
Second Warrant [Member]
Warrants to purchase common stock																		300,000
Warrant exercise price																		$ 3.33
Third Warrant [Member]
Warrants to purchase common stock																		225,000
Warrant exercise price																		$ 4.50
Warrant [Member]
Share Based Compensation												$ 984,810
Warrants outstanding and exercisable												1,975,059
Warrants expiration term description												As of March 31, 2020, there were 1,975,059 warrants outstanding and exercisable with expiration dates commencing May 2020 and continuing through August 2024, with a weighted average exercise price per share of $2.69.		Expiration dates commencing May 2020 and continuing through November 2020
Convertible Debt [Member]
Conversion price								$ 0.0532				$ 0.0532
Series A Preferred Stock [Member]
Preferred stock, shares authorized								500,000				500,000		500,000	500,000								500,000
Preferred stock, par value								$ 0.01				$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares issued								500,000				500,000		500,000	500,000
Preferred stock, shares outstanding								500,000				500,000		500,000	500,000
Number of shares issued for services
Number of shares issued for services, value